Expense Example, No Redemption (Vanguard Mega Cap Index Fund ETF)	Vanguard Mega Cap Index Fund Vanguard Mega Cap Index Fund - ETF Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141